06061052

NYSE Group

Paras Madho
Director
Securities Operations
NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

ccl
1364479

CERTNYS

RECD S.E.C.
NOV 1 3 2006
1086

1-33139

November 13, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
NOV 1 5 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Hertz Global Holdings, Inc., Common Stock, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 13, 2006. Tentative listing date – November 16, 2006.

Sincerely,

Paras Madho